Company Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 18, 2025	Jun. 30, 2024	Jun. 18, 2024	Dec. 31, 2023
Company Information [Line Items]
Warrant exercise price (in Dollars per share)	$ 11.5		$ 11.5
Cash	$ 6,492,646	$ 721,032
Working capital	454,040	(1,215,998)
Accumulated deficit	(54,877,024)	$ (24,733,263)		$ 19,387,833		$ (3,195,833)
Line of credit aggregate proceeds					$ 50,000,000,000,000
Share Subscription Line of Credit Agreement [Member]
Company Information [Line Items]
Line of credit aggregate proceeds	$ 50,000,000		$ 50,000,000